ACCOUNTS AND OTHER RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of financial assets	The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2021:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$2,588	$2,588
Accounts and other receivable, net (current and non-current)	—	—	5,638	5,638
Other assets (current and non-current) (1)	—	—	478	478
Financial assets (current and non-current) (2)	518	6,243	1,789	8,550
Total (3)	$518	$6,243	$10,493	$17,254
Financial liabilities
Accounts payable and other (2) (4)	$640	$220	$10,847	$11,707
Borrowings (current and non-current)	—	—	29,076	29,076
Total	$640	$220	$39,923	$40,783
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(1)Excludes prepayments, subrogation recoverable, deferred policy acquisition costs and other assets of $1,369 million.
(2)Refer to Hedging Activities in Note 4 (a) below.
(3)Total financial assets include $5,200 million of assets pledged as collateral.
(4)Includes derivative liabilities, and excludes provisions, decommissioning liabilities, deferred revenue, unearned premiums reserve, work in progress, post-employment benefits and various tax and duties of $7,929 million.
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2020:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$2,743	$2,743
Accounts and other receivable, net (current and non-current)	—	—	4,989	4,989
Other assets (current and non-current) (1)	—	—	536	536
Financial assets (current and non-current) (2)	933	5,561	2,302	8,796
Total (3)	$933	$5,561	$10,570	$17,064
Financial liabilities
Accounts payable and other (4)	$435	$370	$9,063	$9,868
Borrowings (current and non-current)	—	—	23,776	23,776
Total	$435	$370	$32,839	$33,644
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(1)Excludes prepayments, subrogation recoverable, deferred policy acquisition costs and other assets of $1,048 million.
(2)Refer to Hedging Activities in Note 4 (a) below.
(3)Total financial assets include $4,704 million of assets pledged as collateral.
(4)Excludes provisions, decommissioning liabilities, deferred revenue, work in progress, post-employment benefits and various tax and duties of $8,064 million.

(US$ MILLIONS)	2021	2020
Current
Marketable securities	$1,262	$995
Restricted cash	224	833
Derivative contracts	179	167
Loans and notes receivable	211	195
Other financial assets (1)	138	385
Total current	$2,014	$2,575
Non-current
Marketable securities	$3,601	$3,535
Restricted cash	297	272
Derivative contracts	123	110
Loans and notes receivable	936	1,002
Other financial assets (1)	1,579	1,302
Total non-current	$6,536	$6,221
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(1)Other financial assets includes secured debentures, asset backed securities and preferred shares in the partnership’s business services segment.

(US$ MILLIONS)	2021	2020
Current, net	$4,945	$4,306
Non-current, net
Accounts receivable	60	60
Retainer on customer contract	61	68
Billing rights	572	555
Total non-current, net	$693	$683
Total	$5,638	$4,989
The amount of accounts and other receivables written down for bad debts was as follows:

(US$ MILLIONS)	2021	2020	2019
Loss allowance - beginning	$156	$86	$45
Add: increase in allowance	54	116	53
Deduct: bad debt write offs	(47)	(55)	(23)
Foreign currency translation and other	(6)	9	11
Loss allowance - ending	$157	$156	$86